NET INCOME/LOSS PER SHARE (Schedule of Computation of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic loss from continuing operations per share			¥ (277,048)	¥ (1,018,547)	¥ (559,150)
Numerator for basic income (loss) from discontinued operations per share			340,787	(58,266)	(347,668)
Numerator for diluted loss from continuing operations per share			(277,048)	(1,018,547)	(559,150)
Numerator for diluted income (loss) from discontinued operations per share			¥ 340,787	¥ (58,266)	¥ (347,668)
Denominator:
Denominator for basic and diluted income (loss) per share weighted average ordinary shares outstanding (in shares) | shares	[1]		36,848,816	13,928,048	5,464,760
Basic and diluted loss per share- continuing operations (in CNY per share) | (per share)	[1]	$ (1.16)	¥ (7.52)	¥ (73.13)	¥ (102.32)
Basic and diluted income (loss) per share- discontinued operations (in CNY per share) | (per share)	[1]	$ 1.43	¥ 9.25	¥ (4.18)	¥ (63.62)

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Ambow Education Holding Ltd.'s 1 for 30 reverse stock split, which was effective on September 4, 2015.